UPAR Ultra Risk Parity ETF
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS - 20.6%	Shares	Value
Consumer Discretionary Products - 0.1%
Geberit AG	96	$72,056

Consumer Staple Products - 0.2%
Dekon Food And Agriculture Group – Class H	3,087	30,095
Salmar ASA	1,101	58,814
		88,909

Industrial Products - 2.4%
AGCO Corp.	552	59,103
CNH Industrial NV - Class A	8,707	94,471
Deere & Co.	2,018	922,751
Halma PLC	803	37,296
Kubota Corp.	9,590	120,975
Pentair PLC	395	43,750
Toro Co.	785	59,817
Xylem, Inc.	663	97,792
		1,435,955

Materials - 9.6%
Antofagasta PLC	5,723	211,954
BHP Group Ltd., ADR	14,084	785,183
Boliden AB(a)	1,473	59,937
Cameco Corp.	2,257	189,462
Capstone Copper Corp.(a)	4,147	35,229
CF Industries Holdings, Inc.	1,091	97,863
CMOC Group Ltd. - Class H	120,183	242,362
Corteva, Inc.	5,040	340,855
Ecolab, Inc.	664	181,843
First Quantum Minerals Ltd.(a)	4,805	108,712
FMC Corp.	743	24,987
Fortescue Ltd.	17,180	212,692
Freeport-McMoRan, Inc.	7,709	302,347
Glencore PLC	65,523	301,328
GMK Norilskiy Nickel PAO, ADR(a)(b)	3,990	—
Ivanhoe Mines Ltd. - Class A(a)	7,303	77,470
Jiangxi Copper Co. Ltd. - Class H	24,953	97,818
Lundin Mining Corp.	5,087	75,899
Lynas Rare Earths Ltd.(a)	5,143	57,293
MMG Ltd.(a)	66,253	57,479
Mosaic Co.	2,086	72,343
MP Materials Corp.(a)	942	63,180
NAC Kazatomprom JSC, GDR	1,413	75,313
Nutrien Ltd.	3,460	203,238
PhosAgro PJSC, GDR(a)(b)	1,126	—
Rio Tinto PLC, ADR	9,450	623,795

Sociedad Quimica y Minera de Chile SA, ADR(a)	2,182	$93,782
South32 Ltd.	28,348	51,478
Southern Copper Corp.	4,497	545,703
Sumitomo Metal Mining Co. Ltd.	1,611	52,000
Teck Resources Ltd. - Class B	2,642	115,922
Vale SA, ADR	24,254	263,399
Yara International ASA	2,214	80,902
		5,701,768

Oil & Gas - 7.0%
Aker BP ASA	1,323	33,560
BP PLC, ADR	5,152	177,538
Canadian Natural Resources Ltd.	4,297	137,428
Cenovus Energy, Inc.	3,613	61,359
Chevron Corp.	4,025	625,042
ConocoPhillips	2,443	231,083
Coterra Energy, Inc.	1,339	31,667
Devon Energy Corp.	1,190	41,721
Diamondback Energy, Inc.	545	77,990
Ecopetrol SA, ADR	4,278	39,400
Eni SpA, ADR	3,125	109,219
EOG Resources, Inc.	1,059	118,735
EQT Corp.	1,225	66,677
Equinor ASA, ADR	5,295	129,092
Expand Energy Corp.	625	66,400
Exxon Mobil Corp.	8,341	940,448
Galp Energia SGPS SA	1,506	28,490
Gazprom PJSC, ADR(a)(b)	11,925	—
Imperial Oil Ltd.	966	87,609
Inpex Corp.	2,581	46,714
LUKOIL PJSC, ADR(a)(b)	818	—
Novatek PJSC, GDR(a)(b)	329	—
Occidental Petroleum Corp.	1,877	88,688
OMV AG	687	36,664
Repsol SA	2,407	42,608
Rosneft Oil Co PJSC, GDR(a)(b)	10,479	—
Santos Ltd.	6,246	27,857
Shell PLC, ADR	5,826	416,734
Suncor Energy, Inc.	2,315	96,899
TotalEnergies SE, ADR	4,732	282,453
Tourmaline Oil Corp.	645	27,823
Woodside Energy Group Ltd.	3,612	55,131
		4,125,029

Renewable Energy - 1.1%
Enphase Energy, Inc.(a)	965	34,151
First Solar, Inc.(a)	839	185,025
Flat Glass Group Co. Ltd. - Class H	34,453	50,304
Goldwind Science & Technology Co. Ltd. – Class H	41,180	74,099
NEXTracker, Inc. - Class A(a)	962	71,179
Nordex SE(a)	1,891	48,438

Vestas Wind Systems A/S			8,420	$158,783
				621,979

Utilities - 0.2%
American Water Works Co., Inc.			551	76,694
Veolia Environnement SA			2,045	69,635
				146,329

TOTAL COMMON STOCKS (Cost $12,606,159)				12,192,025

EXCHANGE TRADED FUNDS - 25.6%			Shares	Value
SPDR Gold MiniShares Trust(a)			114,705	8,769,197
Vanguard Extended Market ETF			9,583	2,006,105
Vanguard FTSE Developed Markets ETF			24,023	1,439,458
Vanguard FTSE Emerging Markets ETF			54,854	2,971,990
TOTAL EXCHANGE TRADED FUNDS (Cost $9,652,777)				15,186,750

U.S. TREASURY SECURITIES - 48.1%	Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds(c)	2.13%	02/15/2041	$1,984,104	1,982,888
U.S. Treasury Inflation Indexed Bonds(c)	0.75%	02/15/2042	3,261,077	2,585,828
U.S. Treasury Inflation Indexed Bonds	0.63%	02/15/2043	3,200,818	2,430,623
U.S. Treasury Inflation Indexed Bonds	1.38%	02/15/2044	3,463,914	2,962,245
U.S. Treasury Inflation Indexed Bonds	0.75%	02/15/2045	3,380,263	2,520,097
U.S. Treasury Inflation Indexed Bonds	1.00%	02/15/2046	3,525,727	2,717,785
U.S. Treasury Inflation Indexed Bonds	0.88%	02/15/2047	3,341,660	2,466,978
U.S. Treasury Inflation Indexed Bonds	1.00%	02/15/2048	2,899,096	2,171,511
U.S. Treasury Inflation Indexed Bonds	1.00%	02/15/2049	2,367,309	1,745,981
U.S. Treasury Inflation Indexed Bonds	0.25%	02/15/2050	2,040,605	1,206,259
U.S. Treasury Inflation Indexed Bonds	0.13%	02/15/2051	1,903,403	1,055,292
U.S. Treasury Inflation Indexed Bonds	0.13%	02/15/2052	1,838,200	995,617
U.S. Treasury Inflation Indexed Bonds	1.50%	02/15/2053	1,122,633	898,146
U.S. Treasury Inflation Indexed Bonds	2.13%	02/15/2054	1,990,467	1,836,389
U.S. Treasury Inflation Indexed Bonds	2.38%	02/15/2055	913,194	891,074
TOTAL U.S. TREASURY SECURITIES (Cost $30,145,725)				28,466,713

TOTAL INVESTMENTS - 94.3% (Cost $52,404,661)				$55,845,488
Other Assets in Excess of Liabilities - 5.7%				3,363,446
TOTAL NET ASSETS - 100.0%				$59,208,934

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
PJSC	Public Joint Stock Company

(a)	Non-income producing security.
(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.
(c)	All or a portion of this security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2025 is $4,568,716 which represented 7.7% of net assets.

UPAR Ultra Risk Parity ETF
Schedule of Futures Contracts
September 30, 2025 (Unaudited)

The UPAR Ultra Risk Parity ETF had the following futures contracts outstanding with PhillipCapital, Inc.:

FUTURES CONTRACTS - 0.8%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
MSCI EAFE Index	19	12/19/2025	$2,646,035	$10,541
MSCI Emerging Markets Index	50	12/19/2025	3,399,250	14,489
S&P 500 Index	245	12/19/2025	8,254,969	19,076
U.S. Treasury 10 Year Notes	125	12/19/2025	14,062,500	28,125
U.S. Treasury Ultra Bonds	120	12/19/2025	14,407,500	397,841
Net Unrealized Appreciation (Depreciation)				$470,072